Investment Objectives and Goals	Sep. 29, 2026
GMO Benchmark-Free Allocation Fund | GMO Benchmark-Free Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GMO BENCHMARK-FREE ALLOCATION FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Positive total return.
GMO Global Asset Allocation Fund | GMO Global Asset Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GMO GLOBAL ASSET ALLOCATION FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]
Total return greater than that of its benchmark, the GMO Global Asset Allocation Index, an internally maintained index computed by GMO consisting of 65% MSCI ACWI and 35% Bloomberg U.S. Aggregate Index.

GMO Emerging Markets Fund | GMO Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	GMO EMERGING MARKETS FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return.
GMO Emerging Markets ex-China Fund | GMO Emerging Markets ex-China Fund
Prospectus [Line Items]
Risk/Return [Heading]	GMO EMERGING MARKETS EX-CHINA FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return.
GMO Global Developed Equity Allocation Fund | GMO Global Developed Equity Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GMO GLOBAL DEVELOPED EQUITY ALLOCATION FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return greater than that of its benchmark, the MSCI World Index.
GMO Global Equity Allocation Fund | GMO Global Equity Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GMO GLOBAL EQUITY ALLOCATION FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return greater than that of its benchmark, the MSCI ACWI.
GMO International Developed Equity Allocation Fund | GMO International Developed Equity Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GMO INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return greater than that of its benchmark, the MSCI World ex USA Index.
GMO International Equity Allocation Fund | GMO International Equity Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GMO INTERNATIONAL EQUITY ALLOCATION FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return greater than that of its benchmark, the MSCI ACWI ex USA.
GMO International Equity Fund | GMO International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	GMO INTERNATIONAL EQUITY FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	High total return.
GMO Quality Fund | GMO Quality Fund
Prospectus [Line Items]
Risk/Return [Heading]	GMO QUALITY FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return.
GMO U.S. Equity Fund | GMO U.S. Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	GMO U.S. EQUITY FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	High total return.
GMO U.S. Small Cap Value Fund | GMO U.S. Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	GMO U.S. SMALL CAP VALUE FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return.
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund
Prospectus [Line Items]
Risk/Return [Heading]	GMO EMERGING COUNTRY DEBT FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global Diversified.
GMO High Yield Fund | GMO High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	GMO HIGH YIELD FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return in excess of that of its benchmark, the Markit iBoxx USD Liquid High Yield Index.
GMO Multi-Asset Credit Fund | GMO Multi-Asset Credit Fund
Prospectus [Line Items]
Risk/Return [Heading]	GMO MULTI-ASSET CREDIT FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return and capital preservation.
GMO Opportunistic Income Fund | GMO Opportunistic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	GMO OPPORTUNISTIC INCOME FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Capital appreciation and current income.
GMO Alternative Allocation Fund | GMO Alternative Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	GMO ALTERNATIVE ALLOCATION FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Positive total return.
GMO U.S. Treasury Fund | GMO U.S. Treasury Fund
Prospectus [Line Items]
Risk/Return [Heading]	GMO U.S. TREASURY FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Liquidity and safety of principal
Objective, Secondary [Text Block]	with current income as a secondary objective.